Note 14 - Related Party Transactions	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of related party [text block]
14.	Related party transactions:

In
March
2015,
the Company entered into an agreement with the Moores Cancer Center at the University of California San Diego (UCSD) to provide pharmacology lab services to the Company. Dr. Stephen Howell is the Acting Chief Medical Officer of Aptose and is also a Professor of Medicine at UCSD and will be overseeing the laboratory work. The research services will be provided from
April
1,
2015
to
March
31,
2017
and will be billed monthly for services rendered.

The total amount for services provided under the agreement is not
to exceed
$200
thousand. In
May, 2017,
the Company entered into another agreement with UCSD for an additional twelve
month period for services up to
$300,000.
These transactions are in the normal course of business and are measured at the amount of consideration established and agreed to by the related parties.

During year ended
December
31,
2017,
the Company recorded
$240
thousand (
2016
–
$168
thousand) in research and development expenses related to the agreement.

Compensation of key management personnel:

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the Company’s activities as a whole. The Company has determined that key management personnel consist of the members of the Board of Directors along with the officers of the Company. For the years ended
December
31,
2017,
2016
and
2015,
the officers were the Chairman, President and Chief Executive Officer, the Senior Vice President and Chief Financial Officer as well as the Senior Vice President and the former Chief Business Officer.

Officer compensation:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
		As recast (note 3(b))	As recast (note 3(b))

Salaries and short-term employee benefits	$1,605	$1,543	$1,457
Stock-based compensation	371	1,191	1,871

	$1,976	$2,734	$3,328

Director compensation:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
		As recast (note 3(b))	As recast (note 3(b))

Directors’ fees	$240	$240	$239
Stock-based compensation	128	157	273

	$368	$397	$512

The amounts disclosed in the table above have been recognized as an expense during the reporting period related to key management personnel. Included in accounts payable and accrued liabilities, is
$484
thousand (
2016
-
$261
thousand,
2015
–
$9
thousand) owing to directors and officers of the Company relating to unpaid compensation and directors’ fee.